October 9, 2013

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Northern Funds (the “Trust”)

  1933 Act Registration No. 033-73404

  1940 Act Registration No. 811-08236

Ladies and Gentlemen:

On behalf of the Trust, transmitted herewith for filing pursuant to Rule 497 under the Securities Act of 1933, as amended (“Rule 497”), are exhibits containing risk/return summary information in the eXtensible Business Reporting Language (XBRL) format that reflect the risk/return summary information included in the prospectus supplement for the Trust’s Ultra-Short Fixed Income Fund and Tax-Advantaged Ultra-Short Fixed Income Fund dated October 1, 2013, filed pursuant to Rule 497 on October 1, 2013 (accession number 0001193125-13-386390).

Questions and comments concerning the filing may be directed to the undersigned at (312) 557-1441.

Very truly yours,

/s/ Jose J. Del Real
Jose J. Del Real

Enclosures